PROVISION FOR POST-RETIREMENT HEALTHCARE COSTS	12 Months Ended
Dec. 31, 2013
Postemployment Benefits [Abstract]
PROVISION FOR POST-RETIREMENT HEALTHCARE COSTS
14.	PROVISION FOR POST-RETIREMENT HEALTHCARE COSTS

The Group is exposed to obligations for post-retirement healthcare costs. The Group has certain liabilities to subsidize the contributions payable by certain pensioners and dependents of ex-employees on a pay-as-you-go basis. The Group makes contributions to these schemes on behalf of retired employees. The obligation was actuarially valued at December 31, 2013 and the outstanding contributions will be funded over the lifetime of these pensioners and dependents.

The following table sets forth the funded status and amounts recognized by the Group for post-retirement healthcare costs:

	December 31, 2013	December 31, 2012
Actuarial present value	1.6	2.1
Plan assets at fair value	—	—

Accumulated benefit obligation in excess of plan assets	1.6	2.1
Prior service costs	—	—
Unrecognized net (gain)/loss	—	—

Provision for post-retirement healthcare costs	1.6	2.1

The following is a reconciliation of the benefit obligation:

	December 31, 2013	December 31, 2012
Opening balance	2.1	2.1
Service and interest costs	0.1	0.3
Contributions paid	(0.3)	(0.1)
Translation	(0.3)	(0.2)

Closing balance	1.6	2.1

The obligation has been valued using the projected unit credit funding method on past service liabilities. The valuation assumptions are:

	December 31, 2013	December 31, 2012	December 31, 2011
Healthcare cost inflation rate	7.50%	7.50%	8.00%
Discount rate	8.00%	8.00%	8.75%

The net periodic benefit cost is explained as follows:

	December 31, 2013	December 31, 2012	December 31, 2011
Service and interest costs	0.1	0.3	0.1

Net periodic benefit cost	0.1	0.3	0.1

Assumed healthcare cost trend rates have a significant effect on the amounts reported for the healthcare plans. A 100 basis point (1%) change in assumed healthcare cost trend rates would have affected the aggregate service and interest costs and consequently, the accumulated post-retirement healthcare costs as noted below:

	December 31, 2013	December 31, 2012	December 31, 2011
	1% increase in healthcare trend costs would have increased ($’million):
Aggregate service and interest costs	0.01	0.03	0.03
Accumulated post-retirement healthcare costs	0.20	0.20	0.20

	December 31, 2013	December 31, 2012	December 31, 2011
	1% decrease in healthcare trend costs would have decreased ($m):
Aggregate service and interest costs	(0.01)	(0.01)	(0.01)
Accumulated post-retirement healthcare costs	(0.10)	(0.20)	(0.20)